Consolidated Balance Sheets - USD ($)	Mar. 31, 2026		Dec. 31, 2025		Dec. 31, 2024
Current Assets
Cash	$ 83,779		$ 266,431		$ 797,139
Prepaid expenses	43,146		32,058		64,851
Accounts receivable	26,777		21,579		80,003
Inventory	115,200		117,680		10,673
Total Current Assets	268,902		437,748		952,666
Operating lease right-of-use asset, net	112,363		161,677		226,692
Property and equipment, net	7,484		10,709		561,399
Other assets	13,408		13,408		13,408
TOTAL ASSETS	727,157		773,542		1,754,165
Current Liabilities
Accounts payable and accrued expenses	13,678,760		12,854,975		10,947,676
Related party liabilities	376,600		281,600		60,000
Convertible notes payable, net of discounts	3,702,593		2,748,505		25,000
Current portion of notes payable, net of discounts	18,658,590		18,448,173		20,241,164
Derivative liabilities	2,955,700		4,193,434		210,493
Operating lease liability, current portion	56,638		84,644		163,727
Deferred liability	529,931		532,425		502,610
Liabilities of discontinued operations	1,034,811		1,034,811		1,034,811
Total Current Liabilities	40,993,623		40,178,567		33,185,481
Long Term Liabilities
Operating lease liability, net of current portion	80,402		93,728		72,662
TOTAL LIABILITIES	41,074,025		40,272,295		33,258,143
COMMITMENTS AND CONTINGENCIES
Stockholders’ Deficit
Common stock, value	3,786	[1]	2,665	[1]	1,417	[2]
Treasury stock, at cost, 47,500 shares of Series C Preferred Stock and 18,667 shares of Series D Preferred Stock	(11,249,934)		(11,249,934)		(11,249,934)
Common stock to be issued; 128 shares		[1]		[1]		[2]
Additional paid in capital	207,748,950	[1]	206,114,473	[1]	205,397,953	[2]
Accumulated deficit	(236,064,897)		(233,581,184)		(224,868,641)
Total Ozop Energy Solutions, Inc. stockholders’ deficit	(39,562,091)		(38,713,976)		(30,719,201)
Noncontrolling interest	(784,777)		(784,777)		(784,777)
TOTAL STOCKHOLDERS’ DEFICIT	(40,346,868)		(39,498,753)		(31,503,978)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	727,157		773,542		1,754,165
Series C Preferred Stock [Member]
Stockholders’ Deficit
Preferred Stock, value	3		3		3
Series D Preferred Stock [Member]
Stockholders’ Deficit
Preferred Stock, value	1		1		1
Series E Preferred Stock [Member]
Stockholders’ Deficit
Preferred Stock, value
Related Party [Member]
Current Assets
Note receivable, related party	$ 325,000		$ 150,000

[1]	Retroactively restated for five thousand-for-one share consolidation on January 21, 2026.
[2]	Retroactively restated for five thousand-for-one share consolidation on January 21, 2026.